Share-based compensation - Share options granted (Details)	12 Months Ended
	Sep. 30, 2023 Options $ / shares	Sep. 30, 2023 Options £ / shares	Sep. 30, 2022 Options $ / shares	Sep. 30, 2022 Options £ / shares	Sep. 30, 2021 Options £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	8,004,813	8,004,813	8,451,872	8,451,872
Forfeited/lapsed during the period (in shares)	(14,141)	(14,141)	(447,058)	(447,058)
Exercised during the period (in shares)	(1,687,270)	(1,687,270)
Outstanding at end of period (in shares)	6,303,402	6,303,402	8,004,813	8,004,813	8,451,872
Exercisable at end of period (in shares)	1,699,277	1,699,277	1,253,062	1,253,062
Outstanding at beginning of period (in dollars per share) | (per share)	$ 0.0001	£ 0.0001		£ 0.0001
Forfeited/lapsed during the period (in dollars per share) | (per share)	0.0001			0.0001
Outstanding at end of period (in dollars per share) | (per share)	$ 0.0001	£ 0.0001	$ 0.0001	£ 0.0001	£ 0.0001
Prior to completion of the business combination
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)			183,497	183,497	161,250
Granted during the period (in shares)					55,210
Forfeited/lapsed during the period (in shares)					(32,963)
Outstanding at end of period (in shares)					183,497
Exercisable at end of period (in shares)					17,167
Outstanding at beginning of period (in dollars per share) | £ / shares				£ 0.0001	£ 0.0001
Granted during the period (in dollars per share) | £ / shares					0.0001
Forfeited/lapsed during the period (in dollars per share) | £ / shares					0.0001
Outstanding at end of period (in dollars per share) | £ / shares					£ 0.0001